Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2019	2020
Deferred tax assets:
Net operating losses carryforwards	$7,792	$8,701
Research and development	2,312	1,514
Lease liability	10,161	9,441
Reserves and allowances	7,140	5,523
Other	1,011	2,041

Deferred tax assets before valuation allowance	28,416	27,220
Valuation allowance	(6,797)	(8,057)

Deferred tax assets	21,619	19,163

Deferred tax liabilities:
Capitalized software development costs	(4,011)	(3,428)
Lease right-of-use asset	(10,161)	(9,441)
Acquired intangibles	(8,107)	(17,498)
Property and equipment	(415)	(380)
Undistributed earnings	(921)	(1,302)
Other	(278)	(1,254)

Deferred tax liabilities	(23,893)	(33,303)

Deferred tax liabilities, net	$(2,274)	$(14,140)

	December 31,
	2019	2020

Deferred tax assets, net	$2,808	$1,870
Deferred tax liabilities, net	(5,082)	(16,010)

Deferred tax liabilities, net	$(2,274)	$(14,140)

Schedule of income before income taxes
	Year ended December 31,
	2018	2019	2020

Domestic (Israel)	$17,149	$34,303	$34,037
Foreign	1,882	798	7,161

	$19,031	$35,101	$41,198

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2018	2019	2020
Income before taxes on income, as reported in the statements of income	$19,031	$35,101	$41,198

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income	$4,377	$8,073	$9,476

Increase (decrease) in taxes resulting from:
Effect of foreign tax rates	315	231	(85)
Effect of benefited tax rates	(1,233)	(2,557)	(5,426)
Carryforward tax losses and other temporary differences for which valuation allowance was provided (utilized)	(1,067)	783	558
Non-deductible expenses	1,276	549	1,722
Increase in uncertain tax positions, net	1,653	1,889	755
Others	(290)	(358)	41

Taxes on income, as reported in the statements of income	$5,031	$8,610	$7,041

Schedule of taxes on income
	Year ended December 31,
	2018	2019	2020

Current	$6,839	$14,733	$7,543
Deferred	(1,808)	(6,123)	(502)

	$5,031	$8,610	$7,041

	Year ended December 31,
	2018	2019	2020

Domestic (Israel)	$4,081	$3,639	3,695
Foreign	950	4,971	3,346

	$5,031	$8,610	$7,041

Schedule of unrecognized tax benefits
	December 31,
	2019	2020

Balance at the beginning of the year	$3,946	$5,835
Acquisition of subsidiaries	-	1,057
Increase in tax positions	1,999	2,487
Decrease in tax positions	(110)	(1,733)

Balance at the end of the year	$5,835	$7,646